Finance cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on loans	$ 53,099,773	$ 41,939,489	$ 44,335,420
Loan prepayment fees	3,127,179	2,321,901	1,971,555
Total	$ 56,226,952	$ 44,261,390	$ 46,306,975